Income Tax Expenses	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Income Tax Expenses
27	INCOME TAX EXPENSES

	2022	2021	2020
	S$’000	S$’000	S$’000
Income tax:
Current year	37,275	24,862	19,488
Under (Over) provision of prior years	645	(34)	(69)

	37,920	24,828	19,419
Deferred tax:
Current year (Note 21)	(1,644)	1,514	(557)
(Over) Under provision of prior years (Note 21)	(1,034)	(598)	67

	(2,678)	916	(490)
Foreign withholding tax	1,807	2,493	2,374

	37,049	28,237	21,303

The income tax expense varied from the amount of income tax expense determined by applying the Singapore income tax rate of
17
% (2021:
17
%, 2020:
17
%) to profit before income tax as a result of the following differences:

	2022	2021	2020
	S$’000	S$’000	S$’000
Profit before income tax	141,987	132,079	107,397

Tax at the Singapore income tax rate	24,138	22,453	18,258
Tax effect of expenses that are not deductible in determining taxable profit	11,110	6,504	2,099
Overprovision in prior years	(389)	(632)	(2)
Tax exempt income (Note A)	(7,298)	(6,454)	(2,274)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(710)	15	(45)
Deferred tax asset not recognized	2,001	2,440	1,263
Utilization of tax losses previously not recognized as deferred tax asset	—	—	(364)
(Utilization) Recognition of deferred tax on foreseeable dividends	(910)	1,399	—
Foreign withholding tax	1,807	2,493	2,374
Others (Note B)	7,300	19	(6)

Tax expense for the year	37,049	28,237	21,303

Note A:
Tax exempt income represent income of subsidiaries located in Singapore, Malaysia and Philippines that benefit from tax holiday. Refer to below for additional information on those subsidiaries tax holidays.

Note B:
In 2022, this mainly consists of the effect of a one-off “prosperity tax” enacted by the local government for the Malaysia operations and additional tax incurred by the Philippines operations due to its non-compliance of the work-from-home requirement for the period from April to October 2022.

The Group entities have unutilized tax losses carry forward available for offsetting against future taxable income as follows:

	2022	2021	2020
	S$’000	S$’000	S$’000
Tax losses carried forward	22,538	20,527	10,957

Deferred tax asset on above unrecorded	6,804	4,803	2,363

No deferred tax asset has been recognized in respect of the tax losses carried forward from certain subsidiaries due to the uncertainty of future profit streams. The realization of the future income tax benefits from tax losses carried forwards is available for an unlimited future period subject to the compliance with conditions imposed by law and the relevant tax authorities.
A subsidiary in Malaysia was awarded the Multimedia Super Corridor status in 2005 by the Ministry of Finance and Ministry of International Trade and Industry Malaysia, which entitles the subsidiary to enjoy customized tax incentive scheme. The scheme allows partial tax exemption for the subsidiary on the statutory income earned from its core operations for a certain period. The scheme was extended and customized for 5 years in 2015 and has expired on January 18, 2020. The subsidiary is currently in the process of obtaining the extension from Ministry of Finance and Ministry of International Trade and Industry Malaysia for the period from 2022 onward. The subsidiary has recognized income tax expense.
A subsidiary in Philippines was registered as a PEZA Ecozone Information Technology (Export) Enterprise granted by the Philippine Economic Zone Authority (“PEZA”) which avails the subsidiary to the Income Tax Holiday (“ITH”) for a period o
f
4
years from the commencement of operations at the initial operational site in years 2015 to 2022 (2021: 2015 to 2021). The ITH period can be further extended for up to
2
years
with application to PEZA when stipulated conditions are met.
Had the Group not enjoyed income tax holidays for the years ended December 31, 2020, 2021 and 2022, the increase in income tax expenses and resulting basic and diluted earnings per share amounts would have been as follows:

	2022	2021	2020
	S$’000	S$’000	S$’000
Increase in income tax expenses	3,237	2,102	2,083

	2022	2021	2020
	S$	S$	S$
Basic and diluted earnings per share	0.70	0.79	0.68